BAILARD, BIEHL & KAISER FUND GROUP

                       Supplement Dated September 4, 2001
                      To Prospectus Dated January 26, 2001


THE FOLLOWING REPLACES THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE BAILARD, BIEHL & KAISER DIVERSA FUND VERSUS THE THREE INDICES ON PAGE 4 OF THE
PROSPECTUS:

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12/31/00

                                            1-Year         5-Year     10-Year
                                            ------         ------     -------
Bailard, Biehl & Kaiser
Diversa Fund                                -4.05%          7.42%       8.69%

Morgan Stanley
World Stock Index (Local Currency)          -9.87%         14.67%      12.54%

Morgan Stanley
World Stock Index ($)                      -13.18%         12.12%      11.93%

Salomon Brothers World
Government Bond Index                        1.59%          3.10%       6.99%